United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Hermes Income Securities Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/21

Date of Reporting Period: Six months ended 9/30/20

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
September 30, 2020

Share Class | Ticker	A | FRSAX	C | FRICX	Institutional | FFRSX	R6 | FFRLX

Federated Hermes Floating Rate Strategic Income Fund
(formerly, Federated Floating Rate Strategic Income Fund)
Fund Established 2010

A Portfolio of Federated Hermes Income Securities Trust
(formerly, Federated Income Securities Trust)
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

J. Christopher
Donahue
President
Federated Hermes Floating Rate Strategic Income Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from April 1, 2020 through September 30, 2020.
As we all confront the unprecedented effects of the coronavirus and the challenges it presents to our families, communities, businesses and the financial markets, I want you to know that everyone at Federated Hermes is dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Table (unaudited)
At September 30, 2020, the Fund’s portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets[2]
Floating Rate Loans	64.6%
Corporate Debt Securities	9.9%
Collateralized Mortgage Obligations	8.7%
Trade Finance Agreements	6.3%
Asset-Backed Securities	5.2%
Cash Equivalents[3]	5.1%
Other Security Types[4]	0.4%
Adjustable Rate Securities	0.1%
Derivative Contracts[5]	0.0%
Other Assets and Liabilities—Net[6]	(0.3)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2
As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Other Security Types consist of exchange-traded funds.
5	Represents less than 0.1%.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
September 30, 2020 (unaudited)
Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS— 8.4%
		Federal Home Loan Mortgage Corporation— 2.9%
$ 127,999		REMIC, Series 3122, Class FE, 0.452% (1-month USLIBOR +0.300%), 3/15/2036	$128,290
506,827		REMIC, Series 3241, Class FM, 0.532% (1-month USLIBOR +0.380%), 11/15/2036	510,718
3,750,731		REMIC, Series 4903, Class NF, 0.552% (1-month USLIBOR +0.400%), 8/25/2049	3,781,682
13,805,179		REMIC, Series 4911, Class FB, 0.602% (1-month USLIBOR +0.450%), 9/25/2049	13,935,460
		TOTAL	18,356,150
		Federal National Mortgage Association— 5.5%
363,914		REMIC, Series 2006-111, Class FA, 0.528% (1-month USLIBOR +0.380%), 11/25/2036	366,976
1,699,477		REMIC, Series 2006-85, Class PF, 0.555% (1-month USLIBOR +0.380%), 9/25/2036	1,711,311
595,902		REMIC, Series 2006-99, Class AF, 0.568% (1-month USLIBOR +0.420%), 10/25/2036	601,954
104,841		REMIC, Series 2010-134, Class BF, 0.578% (1-month USLIBOR +0.430%), 10/25/2040	105,411
196,152		REMIC, Series 2010-135, Class FP, 0.548% (1-month USLIBOR +0.400%), 12/25/2040	198,060
264,251		REMIC, Series 2012-135, Class FA, 0.448% (1-month USLIBOR +0.300%), 11/25/2039	264,443
628,485		REMIC, Series 2012-79, Class F, 0.598% (1-month USLIBOR +0.450%), 7/25/2042	634,442
4,988,633		REMIC, Series 2018-35, Class FA, 0.448% (1-month USLIBOR +0.300%), 5/25/2048	5,001,369
4,540,425		REMIC, Series 2019-24, Class BF, 0.548% (1-month USLIBOR +0.400%), 5/25/2049	4,571,334
5,652,101		REMIC, Series 2019-59, Class FA, 0.625% (1-month USLIBOR +0.450%), 10/25/2049	5,691,148
4,815,615		REMIC, Series 2020-27, Class FD, 0.598% (1-month USLIBOR +0.450%), 5/25/2050	4,846,268
9,957,797		REMIC, Series 2020-36, Class FH, 0.625% (1-month USLIBOR +0.450%), 6/25/2050	10,040,451
		TOTAL	34,033,167
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $52,283,730)	52,389,317
Semi-Annual Shareholder Report
2

Principal Amount or Shares			Value
	[1]	ASSET-BACKED SECURITIES— 5.2%
		Auto Receivables— 0.4%
$ 2,300,000		BMW Floorplan Master Owner Trust 2018-1, Class A2, 0.472% (1-month USLIBOR +0.320%), 5/15/2023	$2,304,230
		Credit Card— 0.3%
2,100,000		Master Credit Card Trust 2018-1A, Class A, 0.646% (1-month USLIBOR +0.490%), 7/21/2024	2,105,305
		Finance Companies— 4.5%
1,500,000		Anchorage Capital CLO, LTD. 2020-15A, Class A, 2.089% (3-month USLIBOR +1.850%), 7/20/2031	1,506,019
1,000,000		Anchorage Capital CLO, LTD. 2020-15A, Class B1, 2.689% (3-month USLIBOR +2.450%), 7/20/2031	1,004,669
2,000,000		Ballyrock Ltd. 2019-2A, Class A1A, 1.503% (3-month USLIBOR +1.250%), 11/20/2030	1,988,998
2,000,000		Ballyrock Ltd. 2019-2A, Class B, 3.003% (3-month USLIBOR +2.750%), 11/20/2030	1,994,618
1,000,000		Battalion CLO LTD 2020-18A, Class B, 1.000% (3-month USLIBOR +2.300%), 10/15/2032	1,003,003
1,000,000		GoldenTree Loan Management US 2020-7A, Class A, 2.308% (3-month USLIBOR +1.900%), 4/20/2031	1,003,128
750,000		GoldenTree Loan Management US 2020-7A, Class C, 3.958% (3-month USLIBOR +3.550%), 4/20/2031	754,483
600,000		Magnetite CLO Ltd 2020-28A, Class C, 1.000% (3-month USLIBOR +2.350%), 10/25/2031	600,300
300,000		Magnetite CLO Ltd 2020-28A, Class D, 1.000% (3-month USLIBOR +3.500%), 10/25/2031	300,150
500,000		Neuberger Berman CLO Ltd. 2020-38A, Class B, 1.950% (3-month USLIBOR +1.700%), 10/20/2032	500,407
1,000,000		Neuberger Berman CLO Ltd. 2020-38A, Class C, 2.600% (3-month USLIBOR +2.350%), 10/20/2032	1,000,500
2,500,000		OCP CLO Ltd 2020-18A, Class A, 2.053% (3-month USLIBOR +1.800%), 4/20/2030	2,511,398
1,000,000		OCP CLO Ltd 2020-18A, Class C, 3.173% (3-month USLIBOR +2.920%), 4/20/2030	999,991
850,313		Palmer Square Loan Funding 2019-4A, Class A1, 1.163% (3-month USLIBOR +0.900%), 10/24/2027	845,868
2,500,000		Palmer Square Loan Funding 2019-4A, Class A2, 1.863% (3-month USLIBOR +1.600%), 10/24/2027	2,467,610
600,000		Palmer Square Loan Funding Ltd 2020-3A, Class C, 4.235% (3-month USLIBOR +3.930%), 7/20/2028	602,514
1,000,000		Parallel Ltd 2020-1A, Class A1, 1.983% (3-month USLIBOR +1.825%), 7/20/2031	1,000,517
1,000,000		Parallel Ltd 2020-1A, Class A2, 2.558% (3-month USLIBOR +2.400%), 7/20/2031	1,001,555
2,000,000		Parallel Ltd. 2017-1A, Class DR, 3.371% (3-month USLIBOR +3.100%), 7/20/2029	1,723,356
Semi-Annual Shareholder Report
3

Principal Amount or Shares			Value
	[1]	ASSET-BACKED SECURITIES— continued
		Finance Companies— continued
$ 3,000,000		Stratus CLO, Ltd. 2020-1A, Class A, 3.285% (3-month USLIBOR +1.980%), 5/1/2028	$2,995,965
2,000,000		Stratus CLO, Ltd. 2020-1A, Class C, 6.005% (3-month USLIBOR +4.700%), 5/1/2028	2,000,950
		TOTAL	27,805,999
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $32,264,812)	32,215,534
	[1]	CORPORATE BONDS— 2.0%
		Financial Institution - Banking— 0.4%
1,630,000	[1]	Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 0.871% (Secured Overnight Financing Rate +0.800%), 3/17/2023	1,642,871
900,000	[1]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 0.886% (3-month USLIBOR +0.640%), 12/1/2021	900,140
		TOTAL	2,543,011
		Gaming— 0.3%
2,000,000		Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, 144A, 7.875%, 10/15/2024	1,876,250
		Health Care— 0.8%
2,625,000		Polaris Intermediate Corp., Sr. Unsecd. Note, 144A, 8.500%, 12/1/2022	2,674,219
2,000,000		Tenet Healthcare Corp., 8.125%, 4/1/2022	2,224,800
		TOTAL	4,899,019
		Independent Energy— 0.2%
1,500,000		QEP Resources, Inc., Sr. Unsecd. Note, 5.250%, 5/1/2023	1,094,062
		Media Entertainment— 0.1%
475,000		Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	440,840
		Pharmaceuticals— 0.2%
4,000,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2023	1,015,000
2,000,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.750%, 8/1/2022	535,000
		TOTAL	1,550,000
		TOTAL CORPORATE BONDS (IDENTIFIED COST $16,415,625)	12,403,182
	[1]	FLOATING RATE LOANS— 0.6%
		Gaming— 0.3%
1,996,500		Seminole Tribe of Florida, Inc., Term Loan - 1st Lien, 1.896% (1-month USLIBOR +1.750%), 7/6/2024	1,960,942
		Health Care— 0.1%
487,575		HCA, Inc., Term Loan - 1st Lien, 1.896% (1-month USLIBOR +1.750%), 3/13/2025	486,224
Semi-Annual Shareholder Report
4

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS— continued
		Health Care— continued
$ 200,466		HCA, Inc., Term Loan - 1st Lien, 1.896% (1-month USLIBOR +1.750%), 3/18/2026	$199,881
		TOTAL	686,105
		Packaging— 0.2%
977,575		Berry Plastics Group, Inc., Term Loan - 1st Lien, 2.155% (1-month USLIBOR +2.000%), 7/1/2026	951,430
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $3,651,109)	3,598,477
	[1]	NON-AGENCY MORTGAGE-BACKED SECURITY— 0.3%
		Non-Agency Mortgage— 0.3%
1,624,000		Silverstone Master Issuer 2018-1A, Class 1A, 0.661% (3-month USLIBOR +0.390%), 1/21/2070 (IDENTIFIED COST $1,624,000)	1,621,678
	[1]	ADJUSTABLE RATE MORTGAGES— 0.0%
		Federal Home Loan Mortgage Corporation ARM— 0.0%
59,712		FHLMC ARM, 3.383%, 7/1/2034	62,791
85,898		FHLMC ARM, 3.655%, 8/1/2035	90,517
39,838		FHLMC ARM, 3.667%, 5/1/2034	41,925
31,274		FHLMC ARM, 4.500%, 5/1/2036	32,956
		TOTAL	228,189
		Federal National Mortgage Association ARM— 0.0%
30,395		FNMA ARM, 2.720%, 9/1/2035	31,660
55,179		FNMA ARM, 3.585%, 2/1/2036	57,796
21,642		FNMA ARM, 3.636%, 4/1/2034	22,548
		TOTAL	112,004
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $341,450)	340,193
		INVESTMENT COMPANIES— 83.9%
49,743,498		Bank Loan Core Fund	464,604,267
13,797,276		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.15%[2]	13,804,175
4,989,696		Project and Trade Finance Core Fund	43,909,329
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $553,119,044)	522,317,771
		TOTAL INVESTMENT IN SECURITIES—100.4% (IDENTIFIED COST $659,699,770)[3]	624,886,152
		OTHER ASSETS AND LIABILITIES - NET—(0.4)%[4]	(2,375,056)
		TOTAL NET ASSETS—100%	$622,511,096
Semi-Annual Shareholder Report
5

Affiliated fund holdings are investment companies which are managed by Federated Investment Management Company (the “Adviser”) or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended September 30, 2020, were as follows:
	Bank Loan Core Fund*	Federated Hermes Institutional Prime Value Obligations Fund Institutional Shares	Project and Trade Finance Core Fund	Total of Affiliated Transactions
Value as of 3/31/2020	$528,653,756	$4,465,833	$63,123,263	$596,242,852
Purchases at Cost	$—	$152,754,975	$—	$152,754,975
Proceeds from Sales	$(106,000,000)	$(143,419,451)	$(20,000,000)	$(269,419,451)
Change in Unrealized Appreciation/ Depreciation	$55,213,797	$(1,625)	$1,824,509	$57,036,681
Net Realized Gain/(Loss)	$(13,263,286)	$4,443	$(1,038,443)	$(14,297,286)
Value as of 9/30/2020	$464,604,267	$13,804,175	$43,909,329	$522,317,771
Shares Held as of 9/30/2020	49,743,498	13,797,276	4,989,696	68,530,470
Dividend Income	$10,031,161	$32,208	$794,525	$10,857,894

*	At September 30, 2020, the Fund owns a majority of the outstanding shares of beneficial interest of Bank Loan Core Fund (BLCORE).
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in a portfolio of Federated Hermes Core Trust (“Core Trust”), which is managed by the Adviser. Core Trust is an open-end management company, registered under the Investment Company Act of 1940, as amended (the “Act”), available only to registered investment companies and other accredited investors. The investment objective of BLCORE, a portfolio of Core Trust, is to provide current income. It pursues its objective by investing primarily in a portfolio of U.S. dollar-denominated floating-rate term loans, loan-related derivatives and loan index products. Federated Hermes, Inc. receives no advisory or administrative fees from the funds within the Core Trust. Income distributions from BLCORE are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from BLCORE are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of BLCORE in which the Fund invested 74.6% of its net assets at September 30, 2020. A copy of BLCORE’s financial statements is available on the EDGAR Database on the SEC’s website or upon request from the Fund.
1
Floating/adjustable note with current rate and current maturity or next reset date shown.
Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2	7-day net yield.
3	The cost of investments for federal tax purposes amounts to $659,405,392.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
6

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2020, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Collateralized Mortgage Obligations	$—	$52,389,317	$—	$52,389,317
Asset-Backed Securities	—	32,215,534	—	32,215,534
Corporate Bonds	—	12,403,182	—	12,403,182
Floating Rate Loans	—	3,598,477	—	3,598,477
Adjustable Rate Mortgages	—	340,193	—	340,193
Non-Agency Mortgage-Backed Security	—	1,621,678	—	1,621,678
Investment Companies[1]	478,408,442	—	—	522,317,771
TOTAL SECURITIES	$478,408,442	$102,568,381	$—	$624,886,152

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $43,909,329 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the chart above but is included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed of Project and Trade Finance Core Fund may be determined as of the closing
NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2020	Year Ended March 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$8.60	$9.78	$9.94	$9.99	$9.65	$9.94
Income From Investment Operations:
Net investment income	0.13[1]	0.40[1]	0.42	0.35	0.33	0.32
Net realized and unrealized gain (loss)	0.65	(1.18)	(0.17)	(0.05)	0.34	(0.29)
Total From Investment Operations	0.78	(0.78)	0.25	0.30	0.67	0.03
Less Distributions:
Distributions from net investment income	(0.13)	(0.40)	(0.41)	(0.35)	(0.33)	(0.32)
Net Asset Value, End of Period	$9.25	$8.60	$9.78	$9.94	$9.99	$9.65
Total Return[2]	9.06%	(8.34)%	2.58%	3.01%	7.07%	0.34%
Ratios to Average Net Assets:
Net expenses[3]	0.94%[4]	1.01%	1.04%	1.03%	1.04%	1.04%
Net investment income	2.82%[4]	4.14%	4.20%	3.46%	3.35%	3.26%
Expense waiver/reimbursement[5]	0.12%[4]	0.09%	0.09%	0.10%	0.11%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$261,348	$275,265	$376,745	$385,448	$352,980	$275,135
Portfolio turnover	11%	21%	39%	15%	16%	25%

1	Per share number has been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2020	Year Ended March 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$8.61	$9.79	$9.95	$10.00	$9.66	$9.95
Income From Investment Operations:
Net investment income	0.09[1]	0.33[1]	0.35	0.28	0.27	0.26
Net realized and unrealized gain (loss)	0.65	(1.18)	(0.16)	(0.05)	0.34	(0.29)
Total From Investment Operations	0.74	(0.85)	0.19	0.23	0.61	(0.03)
Less Distributions:
Distributions from net investment income	(0.09)	(0.33)	(0.35)	(0.28)	(0.27)	(0.26)
Net Asset Value, End of Period	$9.26	$8.61	$9.79	$9.95	$10.00	$9.66
Total Return[2]	8.61%	(8.99)%	1.92%	2.34%	6.39%	(0.29)%
Ratios to Average Net Assets:
Net expenses[3]	1.75%[4]	1.74%	1.69%	1.68%	1.68%	1.67%
Net investment income	2.02%[4]	3.42%	3.56%	2.81%	2.71%	2.63%
Expense waiver/reimbursement[5]	0.08%[4]	0.06%	0.10%	0.13%	0.11%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$27,287	$29,107	$45,449	$45,759	$42,067	$29,378
Portfolio turnover	11%	21%	39%	15%	16%	25%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2020	Year Ended March 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$8.60	$9.78	$9.94	$9.99	$9.65	$9.94
Income From Investment Operations:
Net investment income	0.14[1]	0.43[1]	0.45	0.38	0.37	0.36
Net realized and unrealized gain (loss)	0.65	(1.18)	(0.16)	(0.05)	0.34	(0.29)
Total From Investment Operations	0.79	(0.75)	0.29	0.33	0.71	0.07
Less Distributions:
Distributions from net investment income	(0.14)	(0.43)	(0.45)	(0.38)	(0.37)	(0.36)
Net Asset Value, End of Period	$9.25	$8.60	$9.78	$9.94	$9.99	$9.65
Total Return[2]	9.20%	(8.05)%	2.94%	3.37%	7.44%	0.69%
Ratios to Average Net Assets:
Net expenses[3]	0.69%[4]	0.69%	0.69%	0.68%	0.69%	0.69%
Net investment income	3.08%[4]	4.46%	4.55%	3.82%	3.69%	3.61%
Expense waiver/reimbursement[5]	0.16%[4]	0.12%	0.11%	0.12%	0.11%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$325,401	$336,021	$605,393	$561,017	$464,819	$267,138
Portfolio turnover	11%	21%	39%	15%	16%	25%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2020	Year Ended March 31,			Period Ended 3/31/2017[1]
		2020	2019	2018
Net Asset Value, Beginning of Period	$8.59	$9.77	$9.94	$9.99	$9.97
Income From Investment Operations:
Net investment income	0.14[2]	0.43[2]	0.45	0.38	0.09
Net realized and unrealized gain (loss)	0.65	(1.18)	(0.17)	(0.05)	0.02
Total From Investment Operations	0.79	(0.75)	0.28	0.33	0.11
Less Distributions:
Distributions from net investment income	(0.14)	(0.43)	(0.45)	(0.38)	(0.09)
Net Asset Value, End of Period	$9.24	$8.59	$9.77	$9.94	$9.99
Total Return[3]	9.21%	(8.06)%	2.85%	3.38%	1.07%
Ratios to Average Net Assets:
Net expenses[4]	0.68%[5]	0.68%	0.68%	0.66%	0.69%[5]
Net investment income	3.10%[5]	4.44%	4.74%	3.87%	3.49%[5]
Expense waiver/reimbursement[6]	0.08%[5]	0.05%	0.05%	0.07%	0.12%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$8,475	$9,880	$10,941	$1,134	$0[7]
Portfolio turnover	11%	21%	39%	15%	16%[8]

1	Reflects operations for the period from December 27, 2016 (date of initial investment) to March 31, 2017.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Represents less than $1,000.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended March 31, 2017.
See Notes which are an integral part of the Financial Statements
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11

Statement of Assets and Liabilities September 30, 2020 (unaudited)

Assets:
Investment in securities, at value including $522,317,771 of investment in affiliated holdings* (identified cost $659,699,770)	$624,886,152
Cash	2,088
Income receivable	614,705
Income receivable from affiliated holdings	1,630,360
Receivable for investments sold	58,969
Receivable for shares sold	267,293
Total Assets	627,459,567
Liabilities:
Payable for investments purchased	3,400,000
Payable for shares redeemed	1,177,559
Income distribution payable	86,544
Payable for investment adviser fee (Note 5)	8,877
Payable for administrative fee (Note 5)	1,327
Payable for distribution services fee (Note 5)	17,155
Payable for other service fees (Notes 2 and 5)	61,311
Accrued expenses (Note 5)	195,698
Total Liabilities	4,948,471
Net assets for 67,300,357 shares outstanding	$622,511,096
Net Assets Consist of:
Paid-in capital	$714,958,836
Total distributable earnings (loss)	(92,447,740)
Total Net Assets	$622,511,096
Semi-Annual Shareholder Report
12

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($261,348,451 ÷ 28,253,006 shares outstanding), no par value, unlimited shares authorized	$9.25
Offering price per share (100/98.00 of $9.25)	$9.44
Redemption proceeds per share	$9.25
Class C Shares:
Net asset value per share ($27,286,583 ÷ 2,946,775 shares outstanding), no par value, unlimited shares authorized	$9.26
Offering price per share	$9.26
Redemption proceeds per share (99.00/100 of $9.26)	$9.17
Institutional Shares:
Net asset value per share ($325,400,777 ÷ 35,183,551 shares outstanding), no par value, unlimited shares authorized	$9.25
Offering price per share	$9.25
Redemption proceeds per share	$9.25
Class R6 Shares:
Net asset value per share ($8,475,285 ÷ 917,025 shares outstanding), no par value, unlimited shares authorized	$9.24
Offering price per share	$9.24
Redemption proceeds per share	$9.24

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Operations Six Months Ended September 30, 2020 (unaudited)

Investment Income:
Dividends received from affiliated holdings*	$10,857,894
Interest	1,135,632
TOTAL INCOME	11,993,526
Expenses:
Investment adviser fee (Note 5)	1,915,671
Administrative fee (Note 5)	248,938
Custodian fees	15,499
Transfer agent fees (Note 2)	265,945
Directors’/Trustees’ fees (Note 5)	2,392
Auditing fees	14,690
Legal fees	4,377
Portfolio accounting fees	87,989
Distribution services fee (Note 5)	108,505
Other service fees (Notes 2 and 5)	378,354
Share registration costs	50,896
Printing and postage	22,632
Miscellaneous (Note 5)	15,068
TOTAL EXPENSES	3,130,956
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(248,512)
Reimbursement of other operating expenses (Notes 2 and 5)	(188,477)
TOTAL WAIVER AND REIMBURSEMENTS	(436,989)
Net expenses	2,693,967
Net investment income	9,299,559
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments (including net realized loss of $(14,297,286) on sales of investments in affiliated holdings*)	(14,864,584)
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $57,036,681 on investments in affiliated holdings*)	61,445,738
Net realized and unrealized gain (loss) on investments	46,581,154
Change in net assets resulting from operations	$55,880,713

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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14

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 9/30/2020	Year Ended 3/31/2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,299,559	$41,660,978
Net realized loss	(14,864,584)	(31,431,078)
Net change in unrealized appreciation/depreciation	61,445,738	(75,205,881)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	55,880,713	(64,975,981)
Distributions to Shareholders:
Class A Shares	(3,824,761)	(15,536,936)
Class C Shares	(286,180)	(1,359,830)
Institutional Shares	(4,956,906)	(24,193,576)
Class R6 Shares	(140,846)	(529,028)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(9,208,693)	(41,619,370)
Share Transactions:
Proceeds from sale of shares	66,032,900	373,859,452
Net asset value of shares issued to shareholders in payment of distributions declared	8,644,016	38,801,407
Cost of shares redeemed	(149,111,117)	(694,320,762)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(74,434,201)	(281,659,903)
Change in net assets	(27,762,181)	(388,255,254)
Net Assets:
Beginning of period	650,273,277	1,038,528,531
End of period	$622,511,096	$650,273,277
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Notes to Financial Statements
September 30, 2020 (unaudited)
1. ORGANIZATION
Federated Hermes Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Hermes Floating Rate Strategic Income Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return consistent with current income and low interest rate volatility.
Prior to June 29, 2020, the names of the Trust and Fund were Federated Income Securities Trust and Federated Floating Rate Strategic Income Fund, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information
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16

furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, the Adviser and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation
Semi-Annual Shareholder Report
17

that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $436,989 is disclosed in this Note 2 and Note 5. For the six months ended September 30, 2020, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$84,800	$(55,545)
Class C Shares	13,164	(78)
Institutional Shares	167,461	(132,854)
Class R6 Shares	520	—
TOTAL	$265,945	$(188,477)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended September 30, 2020, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$343,443
Class C Shares	34,911
TOTAL	$378,354
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended September 30, 2020, the Fund did not have a liability for
Semi-Annual Shareholder Report
19

any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2020, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
During the six months ended September 30, 2020, the Fund had no outstanding futures contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
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Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 9/30/2020		Year Ended 3/31/2020
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,667,594	$15,215,964	12,484,488	$121,764,216
Shares issued to shareholders in payment of distributions declared	417,718	3,790,142	1,601,734	15,432,572
Shares redeemed	(5,836,869)	(53,045,381)	(20,617,013)	(196,445,990)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(3,751,557)	$(34,039,275)	(6,530,791)	$(59,249,202)
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21

	Six Months Ended 9/30/2020		Year Ended 3/31/2020
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	104,705	$940,740	635,698	$6,189,191
Shares issued to shareholders in payment of distributions declared	28,396	257,565	130,639	1,260,672
Shares redeemed	(567,016)	(5,145,775)	(2,029,315)	(19,375,017)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(433,915)	$(3,947,470)	(1,262,978)	$(11,925,154)
	Six Months Ended 9/30/2020		Year Ended 3/31/2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	5,421,538	$49,435,576	23,791,748	$230,943,352
Shares issued to shareholders in payment of distributions declared	491,137	4,455,472	2,238,841	21,590,070
Shares redeemed	(9,804,004)	(88,243,397)	(48,884,996)	(463,568,674)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(3,891,329)	$(34,352,349)	(22,854,407)	$(211,035,252)
	Six Months Ended 9/30/2020		Year Ended 3/31/2020
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	48,519	$440,620	1,552,204	$14,962,693
Shares issued to shareholders in payment of distributions declared	15,534	140,837	53,851	518,093
Shares redeemed	(296,797)	(2,676,564)	(1,576,023)	(14,931,081)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(232,744)	$(2,095,107)	30,032	$549,705
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(8,309,545)	$(74,434,201)	(30,618,144)	$(281,659,903)
4. FEDERAL TAX INFORMATION
At September 30, 2020, the cost of investments for federal tax purposes was $659,405,392. The net unrealized depreciation of investments for federal tax purposes was $34,519,240. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,017,497 and net unrealized depreciation from investments for those securities having an excess of cost over value of $35,536,737.
As of March 31, 2020, the Fund had a capital loss carryforward of $37,209,988 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
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The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$3,500,097	$33,709,891	$37,209,988
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended September 30, 2020, the Adviser voluntarily waived $241,194 of its fee and voluntarily reimbursed $188,477 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended September 30, 2020, the Adviser reimbursed $7,318.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2020, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2020, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$108,505
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended September 30, 2020, FSC retained $13,271 of fees paid by the Fund.
For the six months ended September 30, 2020, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees. Prior to December 1, 2019, the Fund’s Class A Shares incurred distribution services fees at 0.10% of average daily net assets.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended September 30, 2020, the Fund did not retain any sales charges or CDSC fees. FSC also retained $16 and $1,873 relating to redemptions of Class A Shares and Class C Shares, respectively.
Other Service Fees
For the six months ended September 30, 2020, FSSC received $730 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective June 1, 2020, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.93%, 1.75%, 0.68% and 0.67% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) June 1, 2021; or (b) the date of the Fund’s next effective Prospectus. Prior to June 1, 2020, the Fee limits disclosed above for the referenced share classes were 0.94%, 1.76%, 0.69% and 0.68%. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the
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Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended September 30, 2020, were as follows:
Purchases	$70,325,126
Sales	$140,925,970
7. Line of Credit
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 24, 2020. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of September 30, 2020, the Fund had no outstanding loans. During the six months ended September 30, 2020, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2020, there were no outstanding loans. During the six months ended September 30, 2020, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in
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the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
10. SUBSEQUENT EVENT
The Fund’s Class A1 Shares became effective with the SEC on October 23, 2020.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2020 to September 30, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 4/1/2020	Ending Account Value 9/30/2020	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,090.60	$4.93
Class C Shares	$1,000	$1,086.10	$9.15
Institutional Shares	$1,000	$1,092.00	$3.62
Class R6 Shares	$1,000	$1,092.10	$3.57
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.36	$4.76
Class C Shares	$1,000	$1,016.29	$8.85
Institutional Shares	$1,000	$1,021.61	$3.50
Class R6 Shares	$1,000	$1,021.66	$3.45

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.94%
Class C Shares	1.75%
Institutional Shares	0.69%
Class R6 Shares	0.68%
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Evaluation and Approval of Advisory Contract–May 2020
Federated Floating Rate Strategic Income Fund (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES FLOATING RATE STRATEGIC INCOME FUND)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings
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throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s and sub-adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of
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compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful,
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though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the periods ended December 31, 2019, the Fund’s performance for the five-year period was above the median of the relevant Performance Peer Group, and the Fund’s performance fell below the median of the relevant Performance Peer Group for the one-year and three-year periods. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
The Board considered the CCO’s view that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated
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Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability
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information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised
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to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
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Liquidity Risk Management Program– Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Income Securities Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Floating Rate Strategic Income Fund (the “Fund” and, collectively with the Federated Hermes funds, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program for the Fund. Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program for each Federated Hermes Fund they manage (each an “Administrator”). The Administrator in turn has delegated daily responsibility for the administration of the Program to multiple Liquidity Risk Management Committees (the “Committees”). The Committees, which are comprised of representatives of Enterprise Risk Management, Compliance, Investment Management and Trading, must review and assess certain information related to the liquidity of the Federated Hermes Funds, including the Fund.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2020, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from the Program’s inception on December 1, 2018 through March 31, 2020 (the “Period”). The Report
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addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the market disruptions resulting from the novel coronavirus outbreak, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Fund’s investment adviser, in its role as Administrator, collectively with the other investment advisers to the Federated Hermes Funds, concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report
39

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information FederatedInvestors.com.
Semi-Annual Shareholder Report
40

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
  IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
41

Federated Hermes Floating Rate Strategic Income Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C647
CUSIP 31420C597
CUSIP 31420C670
CUSIP 31420C571
Q450752 (11/20)
© 2020 Federated Hermes, Inc.

Semi-Annual Shareholder Report
September 30, 2020

Share Class | Ticker	A | FUSGX	B | FUSBX	C | FUSCX	Institutional | FCBRX

Federated Hermes Fund for
U.S. Government Securities
(formerly, Federated Fund for U.S. Government Securities)
Fund Established 1969

A Portfolio of Federated Hermes Income Securities Trust
(formerly, Federated Income Securities Trust)
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

J. Christopher
Donahue
President
Federated Hermes Fund for
U.S. Government Securities
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from April 1, 2020 through September 30, 2020.
As we all confront the unprecedented effects of the coronavirus and the challenges it presents to our families, communities, businesses and the financial markets, I want you to know that everyone at Federated Hermes is dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Table (unaudited)
At September 30, 2020, the Fund’s portfolio composition1 was as follows:
Security Composition	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	85.1%
Collateralized Mortgage Obligations	9.8%
Asset-Backed Securities	4.6%
U.S. Government Agency Commercial Mortgage-Backed Securities	2.0%
Non-Agency Mortgage-Backed Securities	0.6%
Cash Equivalents[2]	19.2%
Other Assets and Liabilities—Net[3]	(21.3)%
TOTAL	100%

1	See the Fund’s prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
September 30, 2020 (unaudited)
Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES— 85.1%
	Federal Home Loan Mortgage Corporation— 28.8%
$ 2,957,807	1.500%, 8/1/2035	$3,028,472
1,473,194	2.500%, 9/1/2034	1,548,161
965,578	3.000%, 3/1/2032	1,038,144
1,133,288	3.000%, 2/1/2033	1,230,144
1,632,530	3.000%, 1/1/2043	1,771,046
549,373	3.000%, 10/1/2045	590,663
1,049,487	3.000%, 11/1/2045	1,127,382
964,342	3.000%, 10/1/2046	1,013,014
1,759,745	3.000%, 10/1/2046	1,906,304
1,241,352	3.000%, 11/1/2046	1,304,006
2,838,877	3.000%, 1/1/2047	2,977,726
3,181,618	3.000%, 2/1/2047	3,337,230
1,813,790	3.000%, 8/1/2049	1,898,535
6,794,112	3.500%, 7/1/2042	7,428,345
4,194,636	3.500%, 9/1/2043	4,562,612
1,839,770	3.500%, 5/1/2046	2,001,165
1,878,542	3.500%, 10/1/2046	2,004,593
1,900,270	3.500%, 10/1/2046	2,049,751
1,033,782	3.500%, 11/1/2047	1,097,657
380,225	4.000%, 8/1/2025	403,150
3,775,780	4.000%, 12/1/2041	4,172,408
562,383	4.000%, 1/1/2042	621,459
1,736,900	4.000%, 9/1/2047	1,862,360
1,213,614	4.000%, 10/1/2047	1,313,223
849,312	4.000%, 11/1/2047	910,129
1,221,166	4.000%, 12/1/2047	1,308,610
664,520	4.000%, 2/1/2048	713,911
805,678	4.000%, 4/1/2048	862,615
714,629	4.000%, 6/1/2048	775,673
54,721	4.500%, 2/1/2024	57,061
139,649	4.500%, 6/1/2024	146,037
147,515	4.500%, 11/1/2039	165,926
388,674	4.500%, 4/1/2040	437,182
913,434	4.500%, 5/1/2040	1,027,433
518,997	4.500%, 5/1/2040	583,769
281,697	4.500%, 8/1/2040	316,854
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES— continued
	Federal Home Loan Mortgage Corporation— continued
$ 758,031	4.500%, 9/1/2040	$852,635
1,234,161	4.500%, 9/1/2040	1,388,187
1,443,089	4.500%, 9/1/2041	1,615,071
332,625	4.500%, 2/1/2048	369,543
373,067	5.000%, 1/1/2034	424,210
826,189	5.000%, 5/1/2034	940,414
89,998	5.000%, 2/1/2039	103,713
290,067	5.000%, 3/1/2039	334,330
195,613	5.000%, 7/1/2039	224,466
636,129	5.000%, 9/1/2039	729,959
780,060	5.000%, 10/1/2039	895,119
675	5.500%, 3/1/2021	679
2,362,730	5.500%, 5/1/2034	2,732,686
337,924	5.500%, 12/1/2035	393,089
277,381	5.500%, 5/1/2036	324,324
500,530	5.500%, 6/1/2036	585,027
25,119	5.500%, 6/1/2036	29,425
40,837	5.500%, 9/1/2037	47,903
22,980	6.000%, 2/1/2032	26,643
194,267	6.500%, 10/1/2037	233,589
23,921	6.500%, 4/1/2038	28,780
43,111	6.500%, 10/1/2038	52,029
4,630	6.500%, 10/1/2038	5,561
33,868	7.500%, 1/1/2027	37,876
2,625	7.500%, 12/1/2029	3,074
63,293	7.500%, 5/1/2030	71,958
18,910	7.500%, 1/1/2031	22,243
36,955	7.500%, 2/1/2031	43,447
344	7.500%, 8/1/2031	349
	TOTAL	70,109,079
	Federal National Mortgage Association— 35.0%
2,495,118	2.000%, 10/1/2050	2,581,234
947,937	2.500%, 2/1/2028	1,001,951
899,695	2.500%, 9/1/2034	945,478
1,053,691	2.500%, 9/1/2034	1,101,220
2,495,925	2.500%, 10/1/2050	2,628,739
1,611,477	3.000%, 10/1/2046	1,692,812
2,481,339	3.000%, 11/1/2046	2,606,577
2,612,007	3.000%, 11/1/2046	2,787,102
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES— continued
	Federal National Mortgage Association— continued
$ 1,666,268	3.000%, 1/1/2047	$1,747,765
1,702,919	3.000%, 1/1/2047	1,786,208
755,603	3.000%, 2/1/2047	819,950
2,318,732	3.000%, 7/1/2049	2,427,068
7,577,515	3.500%, 9/1/2042	8,372,494
4,142,507	3.500%, 12/1/2042	4,505,910
5,094,790	3.500%, 8/1/2046	5,460,296
920,764	3.500%, 8/1/2046	982,548
1,439,180	3.500%, 9/1/2046	1,548,860
2,030,240	3.500%, 10/1/2047	2,196,289
837,808	3.500%, 11/1/2047	887,480
1,519,105	3.500%, 1/1/2048	1,657,116
3,472,609	4.000%, 12/1/2031	3,752,745
956,011	4.000%, 2/1/2041	1,057,631
2,401,277	4.000%, 12/1/2041	2,656,521
3,487,966	4.000%, 3/1/2042	3,871,800
1,847,646	4.000%, 4/1/2042	2,041,732
2,212,264	4.000%, 6/1/2044	2,430,825
296,169	4.000%, 9/1/2046	323,119
1,130,895	4.000%, 6/1/2047	1,233,434
824,642	4.000%, 11/1/2047	888,588
1,187,282	4.000%, 12/1/2047	1,288,551
629,244	4.000%, 1/1/2048	686,770
946,346	4.000%, 2/1/2048	1,013,520
741,310	4.000%, 2/1/2048	796,408
414,096	4.000%, 2/1/2048	447,378
929,925	4.000%, 2/1/2048	997,968
1,370,115	4.000%, 2/1/2048	1,468,654
350,652	4.000%, 3/1/2048	375,542
832,695	4.000%, 5/1/2048	890,761
332,392	4.000%, 6/1/2048	355,571
873,453	4.000%, 6/1/2048	932,996
739,442	4.500%, 10/1/2040	829,646
1,988,660	4.500%, 3/1/2041	2,226,284
67,001	4.500%, 6/1/2041	75,006
168,096	5.000%, 1/1/2024	175,895
932,650	5.000%, 7/1/2034	1,063,314
69,153	5.000%, 11/1/2035	79,552
283,782	5.000%, 1/1/2039	327,660
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES— continued
	Federal National Mortgage Association— continued
$ 684,484	5.000%, 7/1/2039	$785,446
126,019	5.000%, 10/1/2039	144,607
733,390	5.000%, 11/1/2039	841,566
315,459	5.000%, 12/1/2039	361,989
74,413	5.000%, 1/1/2040	85,389
444,806	5.500%, 9/1/2034	517,723
8,686	6.000%, 10/1/2028	9,854
6,008	6.000%, 11/1/2028	6,826
457	6.000%, 12/1/2028	516
16,708	6.000%, 12/1/2028	18,912
8,109	6.000%, 12/1/2028	8,748
10,005	6.000%, 12/1/2028	11,273
7,279	6.000%, 12/1/2028	8,184
1,522	6.000%, 1/1/2029	1,704
6,832	6.000%, 1/1/2029	7,675
398	6.000%, 1/1/2029	449
15,055	6.000%, 1/1/2029	16,949
2,209	6.000%, 1/1/2029	2,484
489	6.000%, 3/1/2029	555
530	6.000%, 3/1/2029	604
35,277	6.000%, 5/1/2029	39,783
31,704	6.000%, 5/1/2029	35,822
483	6.000%, 11/1/2029	546
24,935	6.000%, 11/1/2029	28,192
4,141	6.000%, 4/1/2031	4,785
428,602	6.000%, 11/1/2034	505,142
31,894	6.000%, 5/1/2036	38,016
30,749	6.000%, 6/1/2036	36,820
63,916	6.000%, 7/1/2036	76,730
134,202	6.000%, 9/1/2037	160,623
139,570	6.000%, 2/1/2038	167,382
77,361	6.000%, 4/1/2038	92,936
32,001	6.500%, 5/1/2031	37,007
27,460	6.500%, 6/1/2031	31,697
28,430	6.500%, 4/1/2032	33,374
158,969	6.500%, 9/1/2036	190,332
453,267	6.500%, 8/1/2037	543,362
56,536	7.000%, 8/1/2028	64,560
32,987	7.000%, 10/1/2028	37,625
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES— continued
		Federal National Mortgage Association— continued
$ 20,064		7.000%, 6/1/2029	$23,257
189		7.000%, 11/1/2031	224
6,227		7.000%, 11/1/2031	7,399
59,917		7.000%, 12/1/2031	70,746
2,567		7.000%, 12/1/2031	3,064
5,698		7.000%, 12/1/2031	6,783
921		7.000%, 1/1/2032	1,089
964		7.500%, 1/1/2030	1,131
		TOTAL	85,094,848
		Government National Mortgage Association— 2.2%
3,027,716		3.500%, 2/20/2048	3,308,286
179,941		5.000%, 11/20/2038	204,973
65,157		5.000%, 12/20/2038	74,206
119,813		5.000%, 5/20/2039	136,626
454,375		5.000%, 8/20/2039	518,347
204,592		5.000%, 9/20/2039	233,397
197,496		5.500%, 12/20/2038	229,807
167,618		6.000%, 9/20/2038	196,738
18,219		7.500%, 12/15/2023	19,346
9,116		7.500%, 1/15/2026	10,150
9,361		7.500%, 2/15/2026	10,298
168,364		7.500%, 2/15/2028	191,262
3,282		7.500%, 6/15/2029	3,654
609		7.500%, 7/15/2029	706
720		7.500%, 7/15/2029	828
482		7.500%, 7/15/2029	502
478		7.500%, 9/15/2029	551
2,701		7.500%, 9/15/2029	3,115
5,295		7.500%, 10/15/2029	6,163
4,299		7.500%, 10/15/2029	4,923
1,997		7.500%, 10/15/2029	2,237
9,827		7.500%, 10/15/2029	11,374
51,591		7.500%, 6/15/2030	60,413
26,720		7.500%, 6/15/2030	31,029
39,045		7.500%, 7/15/2030	45,722
70,443		8.250%, 10/15/2030	83,002
		TOTAL	5,387,655
	[1]	Uniform Mortgage-Backed Securities, TBA— 19.1%
2,000,000		2.000%, 10/1/2035	2,079,328
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES— continued
	[1]	Uniform Mortgage-Backed Securities, TBA— continued
$ 4,500,000		FNMA, TBA, 2.000%, 10/1/2050	$4,653,728
4,000,000		FNMA, TBA, 2.500%, 10/1/2035	4,178,124
20,000,000		2.500%, 10/1/2050	20,985,932
14,000,000		3.000%, 10/1/2050	14,667,184
		TOTAL	46,564,296
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $194,896,670)	207,155,878
		COLLATERALIZED MORTGAGE OBLIGATIONS— 10.4%
	[2]	Federal Home Loan Mortgage Corporation— 1.8%
641,477		REMIC, Series 4273, Class PF, 0.552% (1-month USLIBOR +0.400%), 11/15/2043	647,121
313,789		REMIC, Series 4901, Class GF, 0.602% (1-month USLIBOR +0.450%), 7/25/2049	315,654
3,310,034		REMIC, Series 4937, Class MF, 0.625% (1-month USLIBOR +0.450%), 12/25/2049	3,332,378
		TOTAL	4,295,153
	[2]	Federal National Mortgage Association— 6.5%
598,004		REMIC, Series 2017-90, Class WF, 0.498% (1-month USLIBOR +0.350%), 11/25/2047	600,271
5,169,481		REMIC, Series 2018-15, Class JF, 0.448% (1-month USLIBOR +0.300%), 3/25/2048	5,186,476
5,751,476		REMIC, Series 2018-71, Class FA, 0.475% (1-month USLIBOR +0.300%), 9/25/2048	5,774,109
847,256		REMIC, Series 2019-30, Class FB, 0.548% (1-month USLIBOR +0.400%), 7/25/2049	855,335
831,299		REMIC, Series 2019-39, Class FA, 0.548% (1-month USLIBOR +0.400%), 8/25/2049	837,339
424,563		REMIC, Series 2019-47, Class FB, 0.548% (1-month USLIBOR +0.400%), 5/25/2040	427,826
2,074,130		REMIC, Series 2019-56, Class AF, 0.548% (1-month USLIBOR +0.400%), 10/25/2049	2,091,988
		TOTAL	15,773,344
		Government National Mortgage Association— 1.5%
1,710,024	[2]	REMIC, Series 2013-158, Class AB, 3.056% (1-month USLIBOR +0.000%), 8/16/2053	1,794,637
1,703,423		REMIC, Series 2015-47, Class AE, 2.900%, 11/16/2055	1,781,348
		TOTAL	3,575,985
		Non-Agency Mortgage-Backed Securities— 0.6%
209,622		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	125,846
774,347		Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	791,364
52,031	[3]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	29,534
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS— continued
		Non-Agency Mortgage-Backed Securities— continued
$ 616,131		Sequoia Mortgage Trust 2012-4, Class A3, 2.069%, 9/25/2042	$603,429
		TOTAL	1,550,173
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $25,009,309)	25,194,655
		ASSET-BACKED SECURITIES— 4.6%
		Auto Receivables— 2.7%
527,000		AmeriCredit Automobile Receivables Trust 2020-2, Class C, 1.480%, 2/18/2026	528,829
2,122,000		Santander Drive Auto Receivables Trust 2020-1, Class A3, 2.030%, 2/15/2024	2,172,036
930,000		Santander Drive Auto Receivables Trust 2020-2, Class D, 2.220%, 9/15/2026	946,834
2,033,000		Santander Drive Auto Receivables Trust 2020-3, Class C, 1.120%, 1/15/2026	2,038,434
900,000		Santander Retail Auto Lease Trust 2019-A, Class D, 3.660%, 5/20/2024	930,441
		TOTAL	6,616,574
		Other— 0.1%
178,536		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	180,822
		Student Loans— 1.8%
2,580,000		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	2,597,096
1,900,000	[2]	SMB Private Education Loan Trust 2020-BA, Class A1B, 0.000% (1-month USLIBOR +1.100%), 7/15/2053	1,911,376
		TOTAL	4,508,472
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $11,130,523)	11,305,868
		COMMERCIAL MORTGAGE-BACKED SECURITIES— 2.0%
		Agency Commercial Mortgage-Backed Securities— 2.0%
2,338,645		FHLMC REMIC, Series K106, Class A1, 1.783%, 5/25/2029	2,455,720
2,134,000		FHLMC REMIC, Series K727, Class A2, 2.946%, 7/25/2024	2,297,552
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $4,588,643)	4,753,272
		INVESTMENT COMPANY— 19.2%
46,641,664		Federated Hermes Government Obligations Fund, Premier Shares, 0.04%[4] (IDENTIFIED COST $46,641,664)	46,641,664
		TOTAL INVESTMENT IN SECURITIES—121.3% (IDENTIFIED COST $282,266,809)[5]	295,051,337
		OTHER ASSETS AND LIABILITIES - NET—(21.3)%[6]	(51,756,281)
		TOTAL NET ASSETS—100%	$243,295,056
Semi-Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated fund holdings during the period ended September 30, 2020, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 3/31/2020	$11,956,081
Purchases at Cost	$67,404,690
Proceeds from Sales	$(32,719,107)
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Value as of 9/30/2020	$46,641,664
Shares Held as of 9/30/2020	46,641,664
Dividend Income	$9,140

1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Non-income-producing security.
4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $281,707,795.
6
Assets, other than investment in securities, less liabilities. See Statement of Assets and
Liabilities. A significant portion of this balance is the result of dollar-roll transactions as of
September 30, 2020.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of September 30, 2020, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$207,155,878	$—	$207,155,878
Collateralized Mortgage Obligations	—	25,194,655	—	25,194,655
Asset-Backed Securities	—	11,305,868	—	11,305,868
Commercial Mortgage-Backed Securities	—	4,753,272	—	4,753,272
Investment Company	46,641,664	—	—	46,641,664
TOTAL SECURITIES	$46,641,664	$248,409,673	$—	$295,051,337

The following acronym(s) are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2020	Year Ended March 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$7.51	$7.27	$7.21	$7.37	$7.54	$7.63
Income From Investment Operations:
Net investment income[1]	0.07	0.18	0.18	0.17	0.16	0.18
Net realized and unrealized gain (loss)	0.04	0.24	0.07	(0.16)	(0.16)	(0.08)
Total From Investment Operations	0.11	0.42	0.25	0.01	—	0.10
Less Distributions:
Distributions from net investment income	(0.08)	(0.18)	(0.19)	(0.17)	(0.17)	(0.19)
Net Asset Value, End of Period	$7.54	$7.51	$7.27	$7.21	$7.37	$7.54
Total Return[2]	1.46%	5.86%	3.48%	0.15%	(0.03)%	1.30%
Ratios to Average Net Assets:
Net expenses[3]	0.96%[4]	0.97%	0.96%	0.96%	0.91%	0.92%
Net investment income	1.79%[4]	2.41%	2.59%	2.28%	2.17%	2.39%
Expense waiver/reimbursement[5]	0.01%[4]	0.03%	0.04%	0.00%[6]	0.01%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$230,325	$206,154	$216,404	$236,461	$295,523	$329,055
Portfolio turnover	72%	82%	60%	45%	91%[7]	56%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	15%	74%	60%	34%	43%	28%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Represents less than 0.01%.
7
The portfolio turnover rate was higher from the prior year as a result of significant dollar-roll transactions, monthly prepayment activity, reinvestment activity, asset allocation changes and asset reduction.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2020	Year Ended March 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$7.52	$7.28	$7.21	$7.38	$7.55	$7.63
Income From Investment Operations:
Net investment income[1]	0.04	0.12	0.13	0.11	0.11	0.12
Net realized and unrealized gain (loss)	0.03	0.24	0.07	(0.16)	(0.17)	(0.07)
Total From Investment Operations	0.07	0.36	0.20	(0.05)	(0.06)	0.05
Less Distributions:
Distributions from net investment income	(0.05)	(0.12)	(0.13)	(0.12)	(0.11)	(0.13)
Net Asset Value, End of Period	$7.54	$7.52	$7.28	$7.21	$7.38	$7.55
Total Return[2]	0.93%	5.06%	2.83%	(0.74)%	(0.78)%	0.66%
Ratios to Average Net Assets:
Net expenses[3]	1.71%[4]	1.72%	1.71%	1.71%	1.66%	1.67%
Net investment income	1.07%[4]	1.67%	1.81%	1.54%	1.42%	1.63%
Expense waiver/reimbursement[5]	0.01%[4]	0.03%	0.04%	0.00%[6]	0.01%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$644	$1,310	$1,691	$3,024	$5,447	$7,608
Portfolio turnover	72%	82%	60%	45%	91%[7]	56%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	15%	74%	60%	34%	43%	28%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Represents less than 0.01%.
7
The portfolio turnover rate was higher from the prior year as a result of significant dollar-roll transactions, monthly prepayment activity, reinvestment activity, asset allocation changes and asset reduction.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2020	Year Ended March 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$7.51	$7.27	$7.21	$7.37	$7.54	$7.63
Income From Investment Operations:
Net investment income[1]	0.04	0.12	0.13	0.11	0.11	0.12
Net realized and unrealized gain (loss)	0.04	0.25	0.06	(0.15)	(0.17)	(0.08)
Total From Investment Operations	0.08	0.37	0.19	(0.04)	(0.06)	0.04
Less Distributions:
Distributions from net investment income	(0.05)	(0.13)	(0.13)	(0.12)	(0.11)	(0.13)
Net Asset Value, End of Period	$7.54	$7.51	$7.27	$7.21	$7.37	$7.54
Total Return[2]	1.08%	5.06%	2.69%	(0.61)%	(0.78)%	0.53%
Ratios to Average Net Assets:
Net expenses[3]	1.71%[4]	1.72%	1.71%	1.71%	1.66%	1.67%
Net investment income	1.04%[4]	1.66%	1.81%	1.53%	1.42%	1.64%
Expense waiver/reimbursement[5]	0.01%[4]	0.03%	0.04%	0.00%[6]	0.01%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$9,488	$9,464	$8,999	$16,447	$25,271	$31,803
Portfolio turnover	72%	82%	60%	45%	91%[7]	56%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	15%	74%	60%	34%	43%	28%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Represents less than 0.01%.
7
The portfolio turnover rate was higher from the prior year as a result of significant dollar-roll transactions, monthly prepayment activity, reinvestment activity, asset allocation changes and asset reduction.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout The Period)
Period Ended (unaudited) 9/30/2020[1]
Net Asset Value, Beginning of Period	$7.58
Income From Investment Operations:
Net investment income[2]	0.05
Net realized and unrealized gain (loss)	(0.02)
Total From Investment Operations	0.03
Less Distributions:
Distributions from net investment income	(0.08)
Net Asset Value, End of Period	$7.53
Total Return[3]	0.26%
Ratios to Average Net Assets:
Net expenses[4]	0.70%[5]
Net investment income	1.81%[5]
Expense waiver/reimbursement[6]	0.01%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$2,837
Portfolio turnover	72%[7]
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	15%

1	Reflects operations for the period from June 1, 2020 (date of initial public investment) to September 30, 2020.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the six months ended September 30, 2020.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities September 30, 2020 (unaudited)

Assets:
Investment in securities, at value including $46,641,664 of investments in an affiliated holding* (identified cost $282,266,809)	$295,051,337
Income receivable	522,480
Income receivable from an affiliated holding	1,782
Receivable for shares sold	42,321
Total Assets	295,617,920
Liabilities:
Payable for investments purchased	51,897,443
Payable for shares redeemed	265,117
Income distribution payable	38,378
Payable for investment adviser fee (Note 5)	2,320
Payable for administrative fee (Note 5)	519
Payable for distribution services fee (Note 5)	6,456
Payable for other service fees (Notes 2 and 5)	76,531
Accrued expenses (Note 5)	36,100
Total Liabilities	52,322,864
Net assets for 32,280,784 shares outstanding	$243,295,056
Net Assets Consist of:
Paid-in capital	$241,141,686
Total distributable earnings (loss)	2,153,370
Total Net Assets	$243,295,056
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($230,325,393 ÷ 30,560,087 shares outstanding), no par value, unlimited shares authorized	$7.54
Offering price per share (100/95.50 of $7.54)	$7.90
Redemption proceeds per share	$7.54
Class B Shares:
Net asset value per share ($644,408 ÷ 85,432 shares outstanding), no par value, unlimited shares authorized	$7.54
Offering price per share	$7.54
Redemption proceeds per share (94.50/100 of $7.54)	$7.13
Class C Shares:
Net asset value per share ($9,487,901 ÷ 1,258,376 shares outstanding), no par value, unlimited shares authorized	$7.54
Offering price per share	$7.54
Redemption proceeds per share (99.00/100 of $7.54)	$7.46
Institutional Shares:
Net asset value per share ($2,837,354 ÷ 376,889 shares outstanding), no par value, unlimited shares authorized	$7.53
Offering price per share	$7.53
Redemption proceeds per share	$7.53

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations Six Months Ended September 30, 2020 (unaudited)

Investment Income:
Interest	$3,045,339
Dividends received from an affiliated holding*	9,140
TOTAL INCOME	3,054,479
Expenses:
Investment adviser fee (Note 5)	416,700
Administrative fee (Note 5)	88,148
Custodian fees	12,995
Transfer agent fees	135,328
Directors’/Trustees’ fees (Note 5)	1,024
Auditing fees	15,141
Legal fees	4,461
Portfolio accounting fees	75,151
Distribution services fee (Note 5)	39,360
Other service fees (Notes 2 and 5)	275,213
Share registration costs	26,858
Printing and postage	17,077
Miscellaneous (Note 5)	12,849
TOTAL EXPENSES	1,120,305
Waiver/reimbursement of investment adviser fee (Note 5)	(15,337)
Net expenses	1,104,968
Net investment income	1,949,511
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	629,665
Net change in unrealized appreciation of investments	418,664
Net realized and unrealized gain (loss) on investments	1,048,329
Change in net assets resulting from operations	$2,997,840

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 9/30/2020	Year Ended 3/31/2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,949,511	$5,260,429
Net realized gain	629,665	1,168,475
Net change in unrealized appreciation/depreciation	418,664	6,038,742
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,997,840	12,467,646
Distributions to Shareholders:
Class A Shares	(2,252,024)	(5,162,752)
Class B Shares	(5,424)	(25,378)
Class C Shares	(64,381)	(149,756)
Institutional Shares	(10,359)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,332,188)	(5,337,886)
Share Transactions:
Proceeds from sale of shares	39,199,652	15,838,652
Net asset value of shares issued to shareholders in payment of distributions declared	2,086,996	4,567,506
Cost of shares redeemed	(15,584,963)	(37,702,603)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	25,701,685	(17,296,445)
Change in net assets	26,367,337	(10,166,685)
Net Assets:
Beginning of period	216,927,719	227,094,404
End of period	$243,295,056	$216,927,719
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
September 30, 2020 (unaudited)
1. ORGANIZATION
Federated Hermes Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Hermes Fund for U.S. Government Securities (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income.
Effective June 1, 2020, the Fund’s Institutional Shares commenced operations.
Prior to June 29, 2020, the names of the Trust and Fund were Federated Income Securities Trust and Federated Fund for U.S. Government Securities, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information
Semi-Annual Shareholder Report

furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation
Semi-Annual Shareholder Report

that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursement of $15,337 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended September 30, 2020, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$262,125
Class B Shares	1,057
Class C Shares	12,031
TOTAL	$275,213
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended September 30, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2020, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Semi-Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
During the six months ended September 30, 2020, the Fund held no futures contracts.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for
Semi-Annual Shareholder Report

resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 9/30/2020		Year Ended 3/31/2020
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	4,419,004	$33,402,972	1,545,336	$11,432,210
Shares issued to shareholders in payment of distributions declared	265,846	2,009,319	596,299	4,402,919
Shares redeemed	(1,571,836)	(11,876,667)	(4,456,617)	(32,885,106)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	3,113,014	$23,535,624	(2,314,982)	$(17,049,977)
	Six Months Ended 9/30/2020		Year Ended 3/31/2020
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	34	$257	18,912	$140,437
Shares issued to shareholders in payment of distributions declared	700	5,295	3,349	24,718
Shares redeemed	(89,582)	(677,329)	(80,385)	(595,012)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(88,848)	$(671,777)	(58,124)	$(429,857)
	Six Months Ended 9/30/2020		Year Ended 3/31/2020
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	390,129	$2,947,423	573,155	$4,266,005
Shares issued to shareholders in payment of distributions declared	8,200	62,024	18,938	139,869
Shares redeemed	(399,434)	(3,017,045)	(569,807)	(4,222,485)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(1,105)	$(7,598)	22,286	$183,389
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	Period Ended 9/30/2020[1]		Year Ended 3/31/2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	377,361	$2,849,000	—	$—
Shares issued to shareholders in payment of distributions declared	1,374	10,358	—	—
Shares redeemed	(1,846)	(13,922)	—	—
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	376,889	$2,845,436	—	$—
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	3,399,950	$25,701,685	(2,350,820)	$(17,296,445)

1	Reflects operations for the period from June 1, 2020 (date of initial public investment) to September 30, 2020.
4. FEDERAL TAX INFORMATION
At September 30, 2020, the cost of investments for federal tax purposes was $281,707,795. The net unrealized appreciation of investments for federal tax purposes was $13,343,543. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $13,463,346 and net unrealized depreciation from investments for those securities having an excess of cost over value of $119,804.
As of March 31, 2020, the Fund had a capital loss carryforward of $11,149,580 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses, retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$8,190,124	$2,959,456	$11,149,580
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund’s investment advisory contract provides for payment to the Adviser of an annual investment advisory fee based on the Fund’s average daily net assets as shown in the chart below plus 4.50% of the Fund’s gross income. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended September 30, 2020, the Adviser voluntarily waived $9,161 of its fee.
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The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended September 30, 2020, the Adviser reimbursed $6,176.
Average Daily Net Assets	Percentage of Average Daily Net Assets
First $500 million	0.250%
Second $500 million	0.225%
Over $1 billion	0.200%
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
FAS may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2020, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
FSC may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2020, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$3,171
Class C Shares	36,189
TOTAL	$39,360
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When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended September 30, 2020, FSC retained $7,123 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended September 30, 2020, FSC retained $4,015 in sales charges from the sale of Class A Shares. FSC also retained $123,848, $408 and $378 of CDSC relating to redemptions of Class A Shares, Class B Shares and Class C Shares, respectively.
Other Service Fees
For the six months ended September 30, 2020, FSSC received $99,791 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective June 1, 2020, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class B Shares, Class C Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.96%, 1.71%, 1.71% and 0.71% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) June 1, 2021 or (b) the date of the Fund’s next effective Prospectus. Prior to June 1, 2020, the Fee Limits disclosed above for the referenced share classes were 0.97%, 1.72% and 1.72%. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended September 30, 2020, were as follows:
Purchases	$23,278,016
Sales	$4,501,683
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7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 24, 2020. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of September 30, 2020, the Fund had no outstanding loans. During the six months ended September 30, 2020, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2020, there were no outstanding loans. During the six months ended September 30, 2020, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2020 to September 30, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 4/1/2020	Ending Account Value 9/30/2020	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,014.60	$4.85
Class B Shares	$1,000	$1,009.30	$8.56
Class C Shares	$1,000	$1,010.80	$8.57
Institutional Shares	$1,000	$1,002.60	$[2]2.34
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.26	$4.86
Class B Shares	$1,000	$1,016.55	$8.59
Class C Shares	$1,000	$1,016.55	$8.59
Institutional Shares	$1,000	$1,021.56	$[2]3.55

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.96%
Class B Shares	1.70%
Class C Shares	1.70%
Institutional Shares	0.70%

2
“Actual” expense information for the Fund’s new Institutional Shares is for the period from
June 1, 2020 (commencement of operations) to September 30, 2020. Actual expenses are equal to the Fund’s annualized net expense ratio of 0.70%, multiplied by 122/365 (to reflect the period from the commencement of operations to September 30, 2020). “Hypothetical” expense information for the Fund’s new Institutional Shares is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 183/365 (to reflect the full half-year period).

Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2020
Federated Fund for U.S. Government Securities (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES FUND FOR U.S. GOVERNMENT SECURITIES)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings
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throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s and sub-adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of
Semi-Annual Shareholder Report

compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful,
Semi-Annual Shareholder Report

though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Fund’s performance fell below the median of the relevant Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2019. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
Semi-Annual Shareholder Report

For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in
Semi-Annual Shareholder Report

order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder
Semi-Annual Shareholder Report

services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and
Semi-Annual Shareholder Report

with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
Semi-Annual Shareholder Report

Liquidity Risk Management Program– Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Income Securities Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Fund for U.S. Government Securities (the “Fund” and, collectively with the Federated Hermes funds, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program for the Fund. Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program for each Federated Hermes Fund they manage (each an “Administrator”). The Administrator in turn has delegated daily responsibility for the administration of the Program to multiple Liquidity Risk Management Committees (the “Committees”). The Committees, which are comprised of representatives of Enterprise Risk Management, Compliance, Investment Management and Trading, must review and assess certain information related to the liquidity of the Federated Hermes Funds, including the Fund.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2020, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from the Program’s inception on December 1, 2018 through March 31, 2020 (the “Period”). The Report
Semi-Annual Shareholder Report

addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the market disruptions resulting from the novel coronavirus outbreak, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Fund’s investment adviser, in its role as Administrator, collectively with the other investment advisers to the Federated Hermes Funds, concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
  IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Hermes Fund for
U.S. Government Securities
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C704
CUSIP 31420C803
CUSIP 31420C886
CUSIP 31420C522
8110105 (11/20)
© 2020 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date November 20, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date November 20, 2020

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date November 20, 2020